Marketable Securities: (Details 1) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Marketable Securities Details [Abstract]
Fair value at beginning of year	$ 723,449	$ 892,271
Acquisitions		101,482
Dispositions, at cost		(6,272)
Realized gain		(7,373)
Unrealized loss	(243,918)	(256,659)
Fair value at balance sheet date	$ 479,531	$ 723,449